INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS
Cost	$ 187,890	$ 194,938
Accumulated amortization	113,027	110,688
Net book value	74,863	84,250
Estimated annual amortization expense
2017	13,376
2018	12,431
2019	11,421
2020	8,402
2021	5,735
Patents and trademarks [Member]
INTANGIBLE ASSETS
Cost	14,181	14,285
Accumulated amortization	9,638	8,701
Net book value	4,543	5,584
Licenses [Member]
INTANGIBLE ASSETS
Cost	45,714	54,622
Accumulated amortization	44,667	53,143
Net book value	1,047	1,479
Intellectual property [Member]
INTANGIBLE ASSETS
Cost	16,966	17,622
Accumulated amortization	10,864	9,231
Net book value	6,102	8,391
Customer relationships [Member]
INTANGIBLE ASSETS
Cost	91,156	89,638
Accumulated amortization	41,679	35,543
Net book value	49,477	54,095
Brand [Member]
INTANGIBLE ASSETS
Cost	5,451	5,787
Accumulated amortization	665	252
Net book value	4,786	5,535
In-process research and development [Member]
INTANGIBLE ASSETS
Cost	14,422	12,984
Accumulated amortization	5,514	3,818
Net book value	$ 8,908	$ 9,166